Disposal group held for sale and disposal of subsidiaries - Details of Assets and Liabilities at Date of Disposal (Detail) ₨ in Millions, $ in Millions						12 Months Ended
	Dec. 19, 2024 INR (₨)	Jun. 21, 2024 INR (₨)	Jan. 08, 2024 INR (₨)	Dec. 30, 2023 INR (₨)	Apr. 24, 2023 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Assets
Property, plant and equipment						₨ 747,066	₨ 678,600	$ 8,745
Right of use assets						14,506	12,898	170		₨ 10,618
Trade receivables (refer Note 9)						24,268	21,856	284		30,687
Bank balances other than cash and cash equivalents						40,099	50,706	469
Cash and cash equivalents						40,419	27,021	473	$ 316	38,182	₨ 28,379
Other assets						6,497	6,800	76
Total assets						959,799	873,935	11,235
Liabilities
Interest-bearing loans and borrowings						582,307	565,861	6,816
Short term borrowings						140,711	81,455	1,647
Lease liabilities						8,282	7,477	97		₨ 5,471
Provisions						9,484	10,508	111
Trade payables						8,173	9,094	96
Deferred government grant - non-current						181	192	2
Deferred government grant - current						11	11	0
Others current financial liabilities						34,754	42,571	407
Others non-current financial liabilities						6,576	7,011	77
Total liabilities						828,687	752,238	$ 9,700
ReNew Sun Waves Private Limited
Consideration satisfied by:
Cash and cash equivalents						(5,196)
ReNew Sun Waves Private Limited | Disposal by Sale of Subsidiary
Liabilities
Net assets sold	₨ 2,125
Sales consideration	5,196
Gain on sale	3,071
Consideration satisfied by:
Cash and cash equivalents	5,196
Climate Connect Digital Limited
Consideration satisfied by:
Cash and cash equivalents						(4)
Climate Connect Digital Limited | Disposal by Sale of Subsidiary
Liabilities
Net assets sold		₨ (13)
Sales consideration		4
Gain on sale		17
Consideration satisfied by:
Cash and cash equivalents		4
Renew Solar Urja Private Limited
Consideration satisfied by:
Cash and cash equivalents							(5,283)
Renew Solar Urja Private Limited | Disposal by Sale of Subsidiary
Liabilities
Net assets sold	2,125		₨ 1,945
Sales consideration	5,196		5,283
Gain on sale	3,071		3,338
Consideration satisfied by:
Cash and cash equivalents			5,283
Vivasvat Solar Energy Private Limited, Izra Solar Energy Private Limited, Abha Sunlight Private Limited, Nokor Bhoomi Private Limited and Nokor Solar Energy Private Limited
Consideration satisfied by:
Cash and cash equivalents							₨ (1,801)
Vivasvat Solar Energy Private Limited, Izra Solar Energy Private Limited, Abha Sunlight Private Limited, Nokor Bhoomi Private Limited and Nokor Solar Energy Private Limited | Disposal by Sale of Subsidiary
Liabilities
Net assets sold				₨ 13	₨ 1,480
Sales consideration					1,801	₨ 4
Gain on sale				₨ 17	321
Consideration satisfied by:
Cash and cash equivalents					1,801
Assets at the Date of Disposal [Member] | ReNew Sun Waves Private Limited
Assets
Property, plant and equipment	11,877
Right of use assets	200
Trade receivables (refer Note 9)	179
Bank balances other than cash and cash equivalents	307
Cash and cash equivalents	409
Other assets	433
Total assets	13,405
Assets at the Date of Disposal [Member] | Climate Connect Digital Limited
Assets
Trade receivables (refer Note 9)		11
Cash and cash equivalents		14
Other assets		12
Total assets		37
Assets at the Date of Disposal [Member] | Renew Solar Urja Private Limited
Assets
Property, plant and equipment			12,183
Right of use assets			268
Trade receivables (refer Note 9)			118
Bank balances other than cash and cash equivalents			999
Cash and cash equivalents			1,229
Other assets			1,226
Total assets			16,023
Assets at the Date of Disposal [Member] | Vivasvat Solar Energy Private Limited, Izra Solar Energy Private Limited, Abha Sunlight Private Limited, Nokor Bhoomi Private Limited and Nokor Solar Energy Private Limited
Assets
Property, plant and equipment					4,565
Right of use assets					151
Trade receivables (refer Note 9)					143
Bank balances other than cash and cash equivalents					192
Cash and cash equivalents					114
Other assets					63
Total assets					5,228
Liabilities at the Date of Disposal [Member] | ReNew Sun Waves Private Limited
Liabilities
Interest-bearing loans and borrowings	9,854
Short term borrowings	849
Lease liabilities	207
Provisions	61
Trade payables	21
Other liabilities	288
Total liabilities	₨ 11,280
Liabilities at the Date of Disposal [Member] | Climate Connect Digital Limited
Liabilities
Trade payables		50
Total liabilities		₨ 50
Liabilities at the Date of Disposal [Member] | Renew Solar Urja Private Limited
Liabilities
Interest-bearing loans and borrowings			13,235
Lease liabilities			199
Provisions			113
Trade payables			32
Other liabilities			499
Total liabilities			₨ 14,078
Liabilities at the Date of Disposal [Member] | Vivasvat Solar Energy Private Limited, Izra Solar Energy Private Limited, Abha Sunlight Private Limited, Nokor Bhoomi Private Limited and Nokor Solar Energy Private Limited
Liabilities
Interest-bearing loans and borrowings					3,521
Lease liabilities					133
Provisions					37
Trade payables					24
Other liabilities					33
Total liabilities					₨ 3,748